11. PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		R$ 19,700,944		R$ 18,046,864
Effect of foreign exchange differences		287,995		15,136
Acquisitions		1,762,281		2,492,669
Capitalized interest (notes 28 and 33)	[1]	92,506		117,189
Write-offs (note 27)		(12,998)		(114,603)
Depreciation (note 26)		(2,439,322)		(1,466,219)
Transfers to other asset categories
Transfer to intangible assets		(4,633)		(11,896)
Right of use- Initial recognition				640,989
Right of use - Remesurement		60,058		(151,558)
Update of the ARO (Asset retirement obligation)		269,445		225,125
Transfers to investment property				(101,195)
Consolidation CBSI				9,123
Others		(53)		(680)
Balance at end		19,716,223		19,700,944
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[1]	472,345
Effect of foreign exchange differences	[1]	4,329
Acquisitions		49,934	[1]	43,111
Write-offs (note 27)		(7,318)	[1]	(1,354)
Depreciation (note 26)		(62,680)	[1]	(58,843)
Right of use- Initial recognition				640,989
Right of use - Remesurement		60,058	[1]	(151,558)
Balance at end	[1]	516,668		472,345
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		33,154,403		30,269,600
Effect of foreign exchange differences
Balance at end		36,136,110		33,154,403
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[1]	531,044
Effect of foreign exchange differences
Balance at end	[1]	634,786		531,044
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(13,453,459)		(12,222,736)
Effect of foreign exchange differences
Balance at end		(16,419,887)		(13,453,459)
Accumulated depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[1]	(58,699)
Effect of foreign exchange differences
Balance at end	[1]	(118,118)		(58,699)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		226,949		287,854
Effect of foreign exchange differences		30,271		1,499
Acquisitions		654		6,125
Write-offs (note 27)		(188)		(2,143)
Depreciation (note 26)		(458)
Transfers to other asset categories		458		790
Transfers to investment property				(67,176)
Balance at end		257,686		226,949
Land [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition				556,133
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		226,949		287,854
Effect of foreign exchange differences
Balance at end		257,686		226,949
Buildings and infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		3,062,238		2,678,638
Effect of foreign exchange differences		57,838		2,978
Acquisitions		865		16,116
Capitalized interest (notes 28 and 33)	[1]			13
Write-offs (note 27)				(130)
Depreciation (note 26)		(780,395)		(135,313)
Transfers to other asset categories		67,574		294,872
Transfer to intangible assets				(31)
Update of the ARO (Asset retirement obligation)		269,445		225,125
Transfers to investment property				(20,030)
Balance at end		2,677,565		3,062,238
Buildings and infrastructure [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition				54,513
Buildings and infrastructure [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		4,250,471		3,751,429
Effect of foreign exchange differences
Balance at end		4,752,412		4,250,471
Buildings and infrastructure [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(1,188,233)		(1,072,791)
Effect of foreign exchange differences
Balance at end		(2,074,847)		(1,188,233)
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		12,603,619		11,687,271
Effect of foreign exchange differences		186,591		8,033
Acquisitions		122,744		459,460
Write-offs (note 27)		(3,073)		(80,426)
Depreciation (note 26)		(1,564,525)		(1,241,026)
Transfers to other asset categories		1,112,024		1,766,047
Transfer to intangible assets
Right of use- Initial recognition
Right of use - Remesurement
Update of the ARO (Asset retirement obligation)
Transfers to investment property
Consolidation CBSI				4,940
Others		3		(680)
Balance at end		12,457,383		12,603,619
Machinery, equipment and facilities [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition				9,783
Machinery, equipment and facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		24,372,514		22,426,782
Effect of foreign exchange differences
Balance at end		26,213,225		24,372,514
Machinery, equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(11,768,895)		(10,739,511)
Effect of foreign exchange differences
Balance at end		(13,755,842)		(11,768,895)
Fixtures and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		28,455		30,530
Effect of foreign exchange differences		2,416		106
Acquisitions		874		1,763
Write-offs (note 27)		(33)		(1)
Depreciation (note 26)		(6,747)		(5,999)
Transfers to other asset categories		1,338		2,629
Transfer to intangible assets
Right of use- Initial recognition
Right of use - Remesurement
Update of the ARO (Asset retirement obligation)
Transfers to investment property
Consolidation CBSI				(573)
Others		(6)
Balance at end		26,297		28,455
Fixtures and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		170,229		165,331
Effect of foreign exchange differences
Balance at end		182,974		170,229
Fixtures and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		(141,774)		(134,801)
Effect of foreign exchange differences
Balance at end		(156,677)		(141,774)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		3,217,052		3,282,436
Effect of foreign exchange differences		4,727		2,464
Acquisitions		1,583,054		1,924,520
Capitalized interest (notes 28 and 33)	[1]	92,506		117,176
Write-offs (note 27)		(9)		(30,400)
Transfers to other asset categories		(1,212,373)		(2,053,290)
Transfer to intangible assets		(4,633)		(11,865)
Right of use- Initial recognition
Right of use - Remesurement
Update of the ARO (Asset retirement obligation)
Transfers to investment property				(13,989)
Consolidation CBSI
Others		(2)
Balance at end		3,680,322		3,217,052
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning		3,217,052		3,282,436
Effect of foreign exchange differences
Balance at end		3,680,322		3,217,052
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[2]	90,286		80,135
Effect of foreign exchange differences	[2]	1,823		56
Acquisitions	[2]	4,156		41,574
Write-offs (note 27)	[2]	(2,377)		(149)
Depreciation (note 26)	[2]	(24,517)		(25,038)
Transfers to other asset categories	[2]	30,979		(11,048)
Transfer to intangible assets	[2]
Right of use- Initial recognition	[2]
Right of use - Remesurement	[2]
Update of the ARO (Asset retirement obligation)	[2]
Transfers to investment property	[2]
Consolidation CBSI	[2]			4,756
Others	[2]	(48)
Balance at end	[2]	100,302		90,286
Other [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use- Initial recognition				20,560
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[2]	386,144		355,768
Effect of foreign exchange differences
Balance at end	[2]	414,705		386,144
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	[2]	(295,858)		(275,633)
Effect of foreign exchange differences
Balance at end	[2]	R$ (314,403)		R$ (295,858)

[1]	The cost of capitalized interest is calculated, basically, for Mining projects that substantially refer to the expansion of Casa de Pedra (MG) and TECAR (RJ) - see notes 28 and 33. The average rate used for the capitalization of interest on non-specific projects in the period ended December 31 2020 was 5.62% per year (6.58% per year as of December 31, 2019).
[2]	Refer substantially to: i) in the consolidated picture: assets for railway use, such as yards, rails, mines and dormant;